LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
LEASES

NOTE 7: LEASES

Operating lease

We have two noncancelable operating leases for office facilities, one that we entered into January 2019 and that expires January 10, 2024 and another that we entered into in April 2022 and that expires April 30, 2024. Each operating lease has a renewal option and a rent escalation clause. In the summer of 2022, we relocated to the expanded square footage of the premises that are the subject of the April 2022 lease to support our growing operations, and entered into a commission agreement with the landlord of the building to sublet the premises that are the subject of the January 2019 lease.

We recognized total lease expense of approximately $146,994 and $83,339 for the six months ended June 30, 2023 and 2022, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of June 30, 2023 and December 31, 2022, we recorded a security deposit of $33,467.

At June 30, 2023, future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year were as follows:

Total
Year Ended December 31,
2023 (excluding the six months ended June 30, 2023)	242,379
2024	121,406
Thereafter	-
363,785
Less: Imputed interest	(24,967)
Operating lease liabilities	338,818

Operating lease liability - current	338,818
Operating lease liability - non-current	$-

The following summarizes other supplemental information about our operating leases as of June 30, 2023:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	.70

Financing leases

We do not have any financing leases as June 30, 2023 and $10,341 as of December 31, 2022.

NOTE 8: LEASES

Operating lease

We have two noncancelable operating leases for office facilities, one that we entered into January 2019 and that expires January 10, 2024 and another that we entered into in April 2022 and that expires April 30, 2024. Each operating lease has a renewal option and a rent escalation clause. In the summer of 2022, we relocated to the expanded square footage of the premises that are the subject of the April 2022 lease to support our growing operations, and entered into a commission agreement with the landlord of the building to sublet the premises that are the subject of the January 2019 lease.

Lease right-of-use assets represent the right to use an underlying asset pursuant to the lease for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Lease right-of-use assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our estimated incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. We combine lease and certain non-lease components in determining the lease payments subject to the initial present value calculation. Lease right-of-use assets include upfront lease payments and exclude lease incentives, if applicable. When lease terms include an option to extend the lease, we have not assumed the options will be exercised.

Lease expense for operating leases generally consist of both fixed and variable components. Expense related to fixed lease payments are recognized on a straight-line basis over the lease term. Variable lease payments are generally expensed as incurred, where applicable, and include agreed-upon changes in rent, certain non-lease components, such as maintenance and other services provided by the lessor, and other charges included in the lease. Leases with an initial term of twelve months or less are not recorded on the balance sheet. We recognized total lease expense of approximately $240,492 and $97,385 for the years ended December 31, 2022 and 2021, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of December 31, 2022 and 2021, the Company recorded security deposit of $10,000. We entered into our operating lease in January 2019.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2022 were as follows:

Total
Year Ended December 31,
2023	484,759
2024	121,405
Thereafter	-
606,164
Less: Imputed interest	(37,702)
Operating lease liabilities	568,462

Operating lease liability - current	213,831
Operating lease liability - non-current	$354,631

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2022:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	1.17

Finance lease

The Company leases computer and hardware under non-cancellable capital lease arrangements. The term of those capital leases is 3 years and annual interest rate is 12%. At December 31, 2022 and 2021, capital lease obligations included in current liabilities were $10,341 and $72,768, respectively, and capital lease obligations included in long-term liabilities were $-0- and $10,341, respectively. As of December 31, 2022 and 2021, the Company recorded security deposit of $33,467. During the years ended December 31, 2022 and 2021, the Company paid interest expense of $7,047 and $15,967, respectively.

At December 31, 2022, future minimum lease payments under the finance lease obligations, are as follows:

Total

2023	10,341
Thereafter	-
10,341
Less: Imputed interest	(5,300)
Finance lease liabilities	5,041

Finance lease liability	10,341
Finance lease liability - non-current	$-

As of December 31, 2022 and 2021, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2022	2021
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(258,506)	(192,928)
Finance lease assets, net of accumulated depreciation	$8,778	$74,356